Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Tax Expense [Abstract]
Summary of Income Tax Expense

Details of income tax expense were as follows:

	Year Ended December 31,
In thousands of U.S. Dollars	2018	2017
Current income tax expense	19,813	9,391
Current income tax expense (recovery) - provision true up	(2,155)	21,923
Deferred income tax recovery relating to the origination and reversal of temporary differences	(17,971)	(3,568)
Deferred income tax (recovery) expense - provision true up	(675)	(538)
Income tax (recovery) expense	(988)	27,208

Summary of Effective Income Tax Rate Reconciliation	The reconciliation is as follows:

	Year Ended December 31,
In thousands of U.S. Dollars	2018	2017
Net (loss) earnings before income taxes	(109,894)	286,493
Canadian statutory tax rate	26.5%	26.7%
Income taxes at Canadian statutory tax rate	(29,122)	76,494
Non-taxable income	(9,030)	(143)
Non-deductible expenses	34,815	3,590
Differences in effective income tax rates in foreign jurisdictions	(97,919)	(117,153)
Deferred tax assets not recognized	103,098	43,035
Provision true up	(2,830)	21,385
Income tax (recovery) expense	(988)	27,208

Schedule of Significant Components of the Corporation's Deferred Income Tax Asset Balance

Significant components of the Corporation’s deferred income tax asset balance at December 31, 2018 and 2017 are as follows:

In thousands of U.S. Dollars	Property & Equipment	Intangibles	Tax Losses	Other	Total *
At January 1, 2017	25	—	139	976	1,140
Credited to net earnings	131	—	170	3,378	3,679
Credited to other comprehensive income	—	—	—	146	146
Credited directly to equity - share-based payment transactions	—	—	—	359	359
Foreign exchange on translation	—	—	(1)	(13)	(14)
At December 31, 2017	156	—	308	4,846	5,310
Reclassifications	(8)	—	(134)	(362)	(504)
At January 1, 2018	148	—	174	4,484	4,806
Credited (charged) to net earnings	41	—	1,051	(1,008)	84
Credited to other comprehensive income	—	—	—	53	53
Charged directly to equity - share-based payment transactions	—	—	—	(359)	(359)
Acquisition of subsidiary	1,016	—	—	9,921	10,937
Foreign exchange on translation	(61)	—	(34)	(1,177)	(1,272)
At December 31, 2018	1,144	—	1,191	11,914	14,249

Schedule of Significant Components of the Corporation's Deferred Income Tax Liability Balance

Significant components of the Corporation’s deferred income tax liability balance at December 31, 2018 and 2017 are as follows:

In thousands of U.S. Dollars	Property & Equipment	Intangibles	Tax Losses	Other	Total *
At January 1, 2017	—	(17,300)	—	—	(17,300)
Credited to net earnings	—	426	—	—	426
Credited to other comprehensive income	—	14	—	—	14
Acquisition of subsidiary	—	(72)	—	—	(72)
Foreign exchange on translation	—	253	—	—	253
At December 31, 2017	—	(16,679)	—	—	(16,679)
Reclassifications	(45)	549	—	—	504
At January 1, 2018	(45)	(16,130)	—	—	(16,175)
(Charged) credited to net earnings	(82)	15,525	—	(513)	14,930
Acquisition of subsidiary	—	(620,796)	—	(465)	(621,261)
Foreign exchange on translation	6	29,278	—	51	29,335
At December 31, 2018	(121)	(592,123)	—	(927)	(593,171)

Schedule of Gross Temporary Differences

Deferred tax assets have not been recognized in respect of the items shown below. The amounts shown are the gross temporary differences and to calculate the potential deferred asset it is necessary to multiply the amounts by the tax rates in each case.

	As at December 31,
In thousands of U.S. Dollars	2018	2017
Tax losses	1,619,702	1,293,846
Other temporary differences	82,814	19,567
Total deferred tax asset unrecognized	1,702,516	1,313,413